Financial instruments and fair value (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial instruments and fair value [Line Items]
Disclosure of detailed information about financial instruments [text block]
The following table summarizes the carrying value of financial assets and liabilities at December 31, 2017 and 2016:

December 31,	2017	2016
	$	$
Fair value through profit and loss
Investments at fair value (note 7)	13,614,050	12,307,860
Loans and receivables
Cash	3,642,328	4,575,119
Short-term investment	271,455	3,352,062
Receivables	25,713	169,380
Due from related parties	38,945	223,672
Other Financial Liabilities
Accounts payable	186,635	211,424

Disclosure of financial instruments at fair value through profit or loss [text block]
The Company's financial assets measured at fair values through profit or loss are as follows:

December 31, 2017	Level 1	Level 2	Level 3
	$	$	$
Investment at fair value	12,866,912	-	747,138

Fair value of investments classified as level 3 are reconciled as follows:

	December 31, 2016	Additions	December 31, 2017	Unrealized gain (loss) recognized in profit or loss
	$	$	$	$
400,000 units of EI Olivar (Note 7)	537,860	-	502,138	(35,722)

1,071,428 share purchase warrants of Hudson Resources Inc.("HUD"), a Canadian public company	-	150,000	245,000	95,000

Minco Silver Corp [Member]
Disclosure of financial instruments and fair value [Line Items]
Disclosure of detailed information about financial instruments [text block]
The following table shows the carrying values of the Company’s financial assets and liabilities as at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
	$	$
Loans and receivables
Cash and cash equivalents	22,102,526	20,195,199
Short-term investments	25,338,081	31,410,880
Receivables	612,140	541,293
Due from related parties	-	163,167

	December 31, 2017	December 31, 2016
	$	$
Other financial liabilities
Due to related party	27,523	205,145
Accounts payable and accrued liabilities	474,699	424,635
Accounts payable to minority shareholders	164,000	-